The Company and Summary of Significant Accounting Policies (Details Narrative) - USD ($)								3 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 04, 2016	Sep. 23, 2016	Sep. 15, 2016	Jun. 17, 2016	Apr. 29, 2016	Jan. 06, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 22, 2015	Feb. 18, 2015	Feb. 02, 2015	Dec. 31, 2014
Advertising costs									$ 239,000	$ 323,000
Accumulated deficit	$ (10,276,478)							$ (9,280,134)	(10,276,478)	(9,280,134)
Stockholders' equity	1,288,458							1,868,270	1,288,458	1,868,270				$ 1,461,441
Restricted cash held in escrow												$ 500,000
Restricted cash paid									$ 14,000
Value of shares issued										$ 1,000,000
Maximum [Member]
Estimated useful life									5 years
Minimum [Member]
Estimated useful life									3 years
Photomedex, Inc. [Member]
Number of shares excluded from computation of diluted earnings									327,900	473,210
Description of reverse stock split			one for five
Derivative instruments assets	0							0	$ 0	$ 0
Financing expense (income)									0	171,000
Impairment of finite lived intangible assets										(3,527,000)
Goodwill asset impairment charges								16,530,000	$ 2,257,000
Description of standard warranty									The Company offered a standard warranty on product sales generally for a one to two-year period.
Advertising costs									$ 12,000	33,000
Accumulated deficit	(115,635,000)							(102,371,000)	(115,635,000)	(102,371,000)
Stockholders' equity	(1,408,000)							12,697,000	(1,408,000)	12,697,000				$ 42,265,000
Cash and cash equivalents	2,677,000								2,677,000
Restricted cash	342,000							$ 724,000	342,000	724,000
Loss from sale of asset									$ (2,574,000)
Photomedex, Inc. [Member] | Patent Costs And Licensed Technologies [Member] | Maximum [Member]
Amortized useful life									12 years
Photomedex, Inc. [Member] | Patent Costs And Licensed Technologies [Member] | Minimum [Member]
Amortized useful life									8 years
Photomedex, Inc. [Member] | Furniture And Fixtures [Member] | Maximum [Member]
Estimated useful life									7 years
Photomedex, Inc. [Member] | Furniture And Fixtures [Member] | Minimum [Member]
Estimated useful life									3 years
Photomedex, Inc. [Member] | Computer Hardware And Software [Member] | Maximum [Member]
Estimated useful life									7 years
Photomedex, Inc. [Member] | Computer Hardware And Software [Member] | Minimum [Member]
Estimated useful life									3 years
Photomedex, Inc. [Member] | Machinery And Equipment [Member] | Maximum [Member]
Estimated useful life									7 years
Photomedex, Inc. [Member] | Machinery And Equipment [Member] | Minimum [Member]
Estimated useful life									3 years
Photomedex, Inc. [Member] | Core Technology [Member]
Amortized useful life									10 years
Photomedex, Inc. [Member] | Product Technology [Member]
Amortized useful life									5 years
Photomedex, Inc. [Member] | XTRAC And VTRAC [Member]
Restricted cash held in escrow	724,000								$ 724,000
Cash consideration from sale of business											$ 42,500,000
Photomedex, Inc. [Member] | LCA Vision Inc [Member]
Cash consideration from sale of business													$ 40,000,000
Photomedex, Inc. [Member] | MELA Sciences, Inc. [Member] | XTRAC And VTRAC [Member]
Restricted cash paid									125,000
Photomedex, Inc. [Member] | Neova Asset Purchase Agreement [Member]
Loss from sale of asset									(1,731,000)
Proceeds from acquisitions and dispositions				$ 1,500,000
Photomedex, Inc. [Member] | Neova Asset Purchase Agreement [Member] | ICTV Brands, Inc & ICTV Holdings, Inc [Member] | Consumer Products [Member]
Total purchase price		$ 9,500,000
Cash received		5,000,000
Royalty on future sales		4,500,000
Photomedex, Inc. [Member] | Advance Agreement [Member] | June 2016 Advance [Member]
Advance received					$ 550,000
Financing fee					$ 50,000
Photomedex, Inc. [Member] | Advance Agreement [Member] | April 2016 Advance [Member]
Advance received						$ 1,000,000
Financing fee						$ 10,000
Photomedex, Inc. [Member] | Advance Agreement [Member] | Credit Cash NJ, LLC, (the "Lender") [Member] | January 2016 Advance [Member]
Advance received							$ 4,000,000
Financing fee							40,000
Cash reserve deposit for lender							$ 500,000
Photomedex, Inc. [Member] | Escrow Agreement [Member]
Restricted cash	253,000								253,000
Photomedex, Inc. [Member] | Escrow Agreement [Member] | ICTV Brands, Inc & ICTV Holdings, Inc [Member]
Restricted cash held in escrow		$ 3,000,000
Photomedex, Inc. [Member] | Commitments to Israel Facility [Member]
Restricted cash	89,000								$ 89,000
Photomedex, Inc. [Member] | CONSUMER [Member]
Impairment of long-lived assets and intangibles	1,261,000
Goodwill asset impairment charges	$ 2,257,000									15,654,000
Photomedex, Inc. [Member] | PHYSICIAN RECURRING [Member]
Impairment of long-lived assets and intangibles										1,424,000
Impairment of finite lived intangible assets										3,527,000
Goodwill asset impairment charges										$ 876,000